LEASE - Maturity (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Non-currrent lease maturity
Total	R$ 693,710
2023
Non-currrent lease maturity
Total	210,031
2024
Non-currrent lease maturity
Total	205,718
2025
Non-currrent lease maturity
Total	150,177
2026
Non-currrent lease maturity
Total	36,794
2027
Non-currrent lease maturity
Total	27,699
After 2027
Non-currrent lease maturity
Total	R$ 63,291